UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)              (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

Goodwood SMID Long/Short Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 74.39%

Consumer Discretionary - 15.48%
	Advance Auto Parts, Inc.	2,500	$285,625
*	American Outdoor Brands Corp.	22,500	202,500
†	Cinemark Holdings, Inc.	12,500	532,000
†	Garmin Ltd.	10,000	592,400
†	Polaris Industries, Inc.	4,000	455,960
†	Ralph Lauren Corp.	5,000	529,200
†	The Gap, Inc.	13,500	426,330
			3,024,015
Consumer Staples - 3.22%
	Kellogg Co.	5,000	331,000
†	The Kroger Co.	11,000	298,320
			629,320
Energy - 0.99%
	Nabors Industries Ltd.	30,000	194,100
			194,100
Financials - 2.77%
†	Artisan Partners Asset Management, Inc.	5,000	168,750
†	Evercore, Inc.	4,000	372,200
			540,950
Health Care - 17.10%
*†	Bio-Rad Laboratories, Inc.	2,000	540,080
*	BioTelemetry, Inc.	10,000	323,000
*	Collegium Pharmaceutical, Inc.	20,000	479,800
*	Flexion Therapeutics, Inc.	10,000	253,600
*	Heron Therapeutics, Inc.	17,500	356,125
*†	Jazz Pharmaceuticals PLC	4,000	579,200
*†	Mylan NV	10,000	403,200
†	Perrigo Co. PLC	5,000	407,300
			3,342,305
Industrials - 14.91%
†	Douglas Dynamics, Inc.	8,000	356,000
*†	Generac Holdings, Inc.	11,000	489,280
*†	Genesee & Wyoming, Inc.	8,000	556,240
*†	Kirby Corp.	8,000	600,000
*	Northwest Pipe Co.	15,000	262,950
	Powell Industries, Inc.	6,000	159,780
†	Trinity Industries, Inc.	15,000	489,600
			2,913,850
Information Technology - 5.86%
*	Cardtronics PLC	10,000	223,800
†	FLIR Systems, Inc.	7,000	343,700
*	Impinj, Inc.	12,500	159,250
*†	Trimble, Inc.	11,000	417,230
			1,143,980

			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018
				Shares	Value (Note 1)

COMMON STOCKS - Continued

Materials - 14.06%
	Constellium NV			22,500	$261,000
†	Eagle Materials, Inc.			5,000	501,150
†	Eastman Chemical Co.			7,500	758,100
†μ	Methanex Corp.			10,500	576,975
†	Westlake Chemical Corp.			6,000	649,560
					2,746,785

	Total Common Stocks (Cost $12,543,355)				14,535,305
LIMITED PARTNERSHIPS - 8.92%
	Cheniere Energy Partners LP Holdings LLC			15,000	403,350
†	Oaktree Capital Group LLC			12,000	500,400
†	Plains All American Pipeline LP			30,000	633,000
	The Carlyle Group LP			9,000	205,650
	Total Limited Partnerships (Cost $1,859,272)				1,742,400
REAL ESTATE INVESTMENT TRUSTS - 6.81%
†	EPR Properties			6,500	374,595
	Federal Realty Investment Trust			3,500	398,790
†	Tanger Factory Outlet Centers, Inc.			25,000	558,000
	Total Real Estate Investment Trusts (Cost $1,411,387)				1,331,385

U.S. TREASURY BILL - 10.18%		Principal	Interest Rate	Maturity Date
†	U.S. Treasury Bill	$2,000,000	0.000%	6/21/2018	1,990,001
	Total U.S. Treasury Bill (Cost $1,990,896)				1,990,001
				Expiration
CALL OPTIONS PURCHASED - 0.25%		Contracts (a)	Exercise Price	Date
*	American Outdoor Brands Corp.	200	$15.00	6/15/2018	2,000
*	Cardtronics PLC	100	30.00	3/16/2018	500
*	CBL & Associates Properties, Inc.	400	10.00	3/16/2018	1,000
*	CBOE Market Volatility Index	125	20.00	3/21/2018	25,625
*	Cleveland Cliffs, Inc.	300	8.00	3/16/2018	1,950
*	Flowserve Corp.	100	50.00	4/20/2018	1,000
*	Generac Holdings, Inc.	100	55.00	3/16/2018	500
*	Genesee & Wyoming, Inc.	100	75.00	3/16/2018	1,750
*	iShares Trust	200	130.00	3/16/2018	1,500
*	Kellogg Co.	150	72.50	3/16/2018	750
*	Nabors Industries Ltd.	150	8.00	3/16/2018	300
*	Plains All American Pipeline LP	500	25.00	3/16/2018	1,250
*	Powell Industries, Inc.	50	30.00	4/20/2018	1,500
*	Sanchez Energy Corp.	300	5.00	3/16/2018	750
*	Sanchez Energy Corp.	100	6.00	4/20/2018	250
*	Timkensteel Corp.	100	17.50	3/16/2018	3,250
*	Timkensteel Corp.	100	20.00	3/16/2018	1,250
*	United States Steel Corp.	100	50.00	3/16/2018	2,400
*	US Silica Holdings, Inc.	25	37.00	3/16/2018	63
*	US Silica Holdings, Inc.	75	40.00	6/15/2018	2,063
	Total Call Options Purchased (Cost $276,503)				49,650
					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018
		Number of Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)

PUT OPTIONS PURCHASED - 0.45%
*	Cinemark Holdings, Inc.	100	$40.00	3/16/2018	$3,500
*	Garmin Ltd.	50	62.50	3/16/2018	17,825
*	H&E Equipment Services, Inc.	100	35.00	3/16/2018	4,750
*	Newell Brands, Inc.	100	25.00	3/16/2018	5,000
*	Post Holdings, Inc.	75	75.00	3/16/2018	9,000
*	Powershares QQQ Trust	75	165.00	3/2/2018	3,900
*	Powershares QQQ Trust	200	165.00	3/16/2018	38,500
*	Ralph Lauren Corp.	25	105.00	3/16/2018	5,875

	Total Put Options Purchased (Cost $126,928)				88,350

SHORT-TERM INVESTMENT - 36.32%				Shares
	Money Market Fiduciary Portfolio, 0.01% §			7,096,675	7,096,675

	Total Short-Term Investment (Cost $7,096,675)				7,096,675

Total Value of Investments (Cost $25,305,016)(b) - 137.32%					$26,833,766

Total Value of Securities Sold Short (Proceeds $6,984,078)(b) - (34.70)%					(6,781,223)

Total Options Written (Premiums Received $21,899)(b) - (0.15)%					(29,687)

Liabilities in Excess of Other Assets - (2.47)%					(482,676)

Net Assets - 100%					$19,540,180

					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Securities Sold Short
(Unaudited)

As of February 28, 2018
		Shares	Value (Note 1)

SECURITIES SOLD SHORT - 34.70%

COMMON STOCKS - 34.70%
Consumer Discretionary - 5.85%
	Best Buy Co., Inc.	2,500	$181,100
	Cooper Tire & Rubber Co.	3,500	109,725
	Harley-Davidson, Inc.	4,000	181,520
	Hasbro, Inc.	2,000	191,140
	Restaurant Brands International, Inc.	4,000	234,360
*	Sally Beauty Holdings, Inc.	7,500	126,300
	The Wendy's Co.	7,500	119,625
			1,143,770
Consumer Staples - 6.50%
	Dr Pepper Snapple Group, Inc.	2,500	290,625
	Hormel Foods Corp.	6,000	194,760
	Sanderson Farms, Inc.	1,750	215,512
	The Clorox Co.	2,000	258,160
	WD-40 Co.	2,500	311,750
			1,270,807
Financials - 1.98%
	Cboe Global Markets, Inc.	1,500	168,015
	SEI Investments Co.	3,000	218,490
			386,505
Health Care - 4.33%
	AmerisourceBergen Corp.	1,000	95,160
*	Cerner Corp.	3,500	224,560
*	Collegium Pharmaceutical, Inc.	2,500	59,975
*	DexCom, Inc.	3,500	196,490
*	Heron Therapeutics, Inc.	5,000	101,750
*	Prestige Brands Holdings, Inc.	5,000	169,000
			846,935
Industrials - 6.09%
	CH Robinson Worldwide, Inc.	2,750	256,740
	Lennox International, Inc.	750	153,473
	Ryder System, Inc.	3,000	217,110
	Snap-on, Inc.	1,500	238,830
*	Trex Co., Inc.	750	77,550
*	XPO Logistics, Inc.	2,500	246,075
			1,189,778
Information Technology - 3.32%
*	Advanced Energy Industries, Inc.	2,500	165,800
*	Advanced Micro Devices, Inc.	15,000	181,650
*	Snap, Inc.	7,500	129,900
	Symantec Corp.	6,500	170,885
			648,235

			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Securities Sold Short - Continued
(Unaudited)

As of February 28, 2018
	Shares	Value (Note 1)

SECURITIES SOLD SHORT - Continued

COMMON STOCKS - Continued
Materials - 5.60%
Albemarle Corp.	2,000	$200,860
International Flavors & Fragrances, Inc.	1,250	176,563
Quaker Chemical Corp.	1,500	213,795
The Chemours Co.	2,000	95,020
The Scotts Miracle-Gro Co.	2,500	224,600
Valvoline, Inc.	8,000	183,280
		1,094,118
Real Estate - 1.03%
CubeSmart	7,500	201,075
		201,075

Total Common Stocks (Proceeds $6,984,078)		6,781,223

Total Securities Sold Short (Proceeds $6,984,078)		$6,781,223

		(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of February 28, 2018
		Number of Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 0.00%
	* Powell Industries, Inc.	10	$35.00	4/20/2018	$125

	Total Call Options Written (Premiums Received $684)				125

PUT OPTIONS WRITTEN - 0.15%
	* Cleveland Cliffs, Inc.	150	$9.00	3/16/2018	19,800
	* Garmin Ltd.	100	57.50	3/16/2018	1,387
	* Xunlei Limited	150	10.00	6/15/2018	8,375

	Total Put Options Written (Premiums Received $21,215)				29,562

	Total Options Written (Premiums Received $21,899)				$29,687

§	Represents 7 day effective yield
µ	American Depositary Receipt
*	Non-income producing investment
†	All or a portion of security is segregated as collateral for securities sold short and options written.

The following acronyms or abbreviations are used in this portfolio:
	NV - Netherlands security
	PLC - Public Limited Company
	LLC - Limited Liability Company

(a)	Each contract is equivalent to 100 shares of the underlying common stock.
(b)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation				$2,852,888
	Aggregate Gross Unrealized Depreciation				(1,129,071)

	Net Unrealized Appreciation				$1,723,817

					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Summary of Investments
(Unaudited)

As of February 28, 2018

Summary of Investments	% of Net
by Sector	Assets	Value
Assets
Consumer Discretionary	15.48%	$3,024,015
Consumer Staples	3.22%	629,320
Energy	0.99%	194,100
Financials	2.77%	540,950
Health Care	17.10%	3,342,305
Industrials	14.91%	2,913,850
Information Technology	5.86%	1,143,980
Materials	14.06%	2,746,785
Limited Partnerships	8.92%	1,742,400
Real Estate Investment Trusts	6.81%	1,331,385
U.S. Treasury Bill	10.18%	1,990,001
Call Options Purchased	0.25%	49,650
Put Options Purchased	0.45%	88,350
Short-Term Investment	36.32%	7,096,675
Liabilities
Consumer Discretionary	-5.85%	(1,143,770)
Consumer Staples	-6.50%	(1,270,807)
Financials	-1.98%	(386,505)
Health Care	-4.33%	(846,935)
Industrials	-6.09%	(1,189,778)
Information Technology	-3.32%	(648,235)
Materials	-5.60%	(1,094,118)
Real Estate	-1.03%	(201,075)
Call Options Written	0.00%	(125)
Put Options Written	-0.15%	(29,562)
Liabilities in Excess of Other Assets	-2.47%	(482,676)
Total Net Assets	100.00%	$19,540,180

			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation

The Goodwood SMID Long/Short Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2018:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$14,535,305	$14,535,305	$-	$-
Limited Partnerships	1,742,400	1,742,400	-	-
Real Estate Investment Trusts	1,331,385	1,331,385	-	-
U.S. Treasury Bill	1,990,001	-	1,990,001	-
Call Options Purchased	49,650	-	49,650	-
Put Options Purchased	88,350	-	88,350	-
Short-Term Investment	7,096,675	7,096,675	-	-
Total Assets	$26,833,766	$24,705,765	$2,128,001	$-

Liabilities	Total	Level 1	Level 2	Level 3
Securities Sold Short	$6,781,223	$6,781,223	$-	$-
Call Options Written	125	-	125	-
Put Options Written	29,562	-	29,562	-
Total Liabilities	$6,810,910	$6,781,223	$29,687	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: April 17, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: April 17, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: April 17, 2018	Ashley E. Harris Treasurer and Principal Financial Officer